8. Related Parties (Details 2) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) shares R$ / shares
SummaryOfRelatedPartiesLineItems [Line Items]
Total grants costs, including taxes	R$ 105,521
Accumulated recognized grant costs	(62,002)
Accumulated unrecognized grant costs	R$ 43,519
Sharebased Payment Arrangements 1
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	13-Mar-17
Balance of number of shares granted | shares	100,000
Vesting period	2022 to 2024
Market price of shares on the grant date | R$ / shares	R$ 67.99
Total grants costs, including taxes	R$ 9,378
Accumulated recognized grant costs	(1,327)
Accumulated unrecognized grant costs	R$ 8,051
Sharebased Payment Arrangements 2
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	4-Mar-16
Balance of number of shares granted | shares	190,000
Vesting period	2021 to 2023
Market price of shares on the grant date | R$ / shares	R$ 65.43
Total grants costs, including taxes	R$ 17,147
Accumulated recognized grant costs	(5,339)
Accumulated unrecognized grant costs	R$ 11,808
Sharebased Payment Arrangements 3
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	9-Dec-14
Balance of number of shares granted | shares	570,000
Vesting period	2019 to 2021
Market price of shares on the grant date | R$ / shares	R$ 50.64
Total grants costs, including taxes	R$ 39,814
Accumulated recognized grant costs	(20,849)
Accumulated unrecognized grant costs	R$ 18,965
Sharebased Payment Arrangements 4
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	5-Mar-14
Balance of number of shares granted | shares	83,400
Vesting period	2019 to 2021
Market price of shares on the grant date | R$ / shares	R$ 52.15
Total grants costs, including taxes	R$ 5,999
Accumulated recognized grant costs	(3,906)
Accumulated unrecognized grant costs	R$ 2,093
Sharebased Payment Arrangements 5
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	7-Nov-12
Balance of number of shares granted | shares	199,998
Vesting period	2017 to 2019
Market price of shares on the grant date | R$ / shares	R$ 42.9
Total grants costs, including taxes	R$ 18,309
Accumulated recognized grant costs	(15,937)
Accumulated unrecognized grant costs	R$ 2,372
Sharebased Payment Arrangements 6
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	14-Dec-11
Balance of number of shares granted | shares	40,000
Vesting period	2016 to 2018
Market price of shares on the grant date | R$ / shares	R$ 31.85
Total grants costs, including taxes	R$ 5,272
Accumulated recognized grant costs	(5,042)
Accumulated unrecognized grant costs	R$ 230
Sharebased Payment Arrangements 7
SummaryOfRelatedPartiesLineItems [Line Items]
Grant date	10-Nov-10
Balance of number of shares granted | shares	0
Vesting period	2015 to 2017
Market price of shares on the grant date | R$ / shares	R$ 26.78
Total grants costs, including taxes	R$ 9,602
Accumulated recognized grant costs	(9,602)
Accumulated unrecognized grant costs	R$ 0